Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	8 Months Ended	12 Months Ended	54 Months Ended
	Jun. 30, 2011	Mar. 28, 2012	Jul. 31, 2012	Jul. 31, 2012
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering on March 28, 2012, issuance costs	$ 210,000	$ 542,500	$ 542,500	$ 542,500